INVESTMENTS IN REHABILITATION OBLIGATION FUNDS - Market Risk (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, interest rate risk	1.00%
Interest rate risk [member] | Investments In Obligation Fund [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
100bp increase	R 5.6	R 5.4
100bp decrease	R (5.6)	R (5.4)